UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	12-31-2018

American Century Investments®
Quarterly Portfolio Holdings
Zero Coupon 2020 Fund
December 31, 2018

Zero Coupon 2020 - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 88.8%
Federal Judiciary, 0.00%, 2/15/19	306,000	304,947
Federal Judiciary, 0.00%, 8/15/19	339,000	332,939
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/19	6,788,000	6,643,130
AID (Israel), 0.00%, 5/15/20	396,000	381,854
REFCORP STRIPS - COUPON, 0.00%, 7/15/20	12,348,000	11,860,073
REFCORP STRIPS - PRINCIPAL, 0.00%, 7/15/20	26,144,000	25,107,493
Federal Judiciary, 0.00%, 8/15/20	115,000	110,031
STRIPS - PRINCIPAL, 0.00%, 8/15/20	5,200,000	4,991,099
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/20	11,000,000	10,495,333
STRIPS - COUPON, 0.00%, 11/15/20	59,300,000	56,530,213
REFCORP STRIPS - PRINCIPAL, 0.00%, 1/15/21	9,000,000	8,530,045
Federal Judiciary, 0.00%, 2/15/21	110,000	103,981
STRIPS - COUPON, 0.00%, 2/15/21	3,400,000	3,224,471
STRIPS - PRINCIPAL, 0.00%, 2/15/21	500,000	474,381
STRIPS - COUPON, 0.00%, 5/15/21	2,000,000	1,884,305
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $126,417,755)		130,974,295
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 11.0%
TVA STRIPS - COUPON, 0.00%, 5/1/19	11,000	10,895
TVA STRIPS - COUPON, 0.00%, 11/1/19	9,000	8,782
FNMA STRIPS - COUPON, 0.00%, 7/15/20	3,911,000	3,755,597
Government Trust Certificate, 0.00%, 4/1/21	7,683,000	7,248,806
FHLMC STRIPS - COUPON, 0.00%, 9/15/21	5,595,000	5,195,442
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $15,251,889)		16,219,522
TEMPORARY CASH INVESTMENTS — 0.3%
Federal Home Loan Bank Discount Notes, 2.19%, 1/2/19(2)	472,000	472,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	222	222
TOTAL TEMPORARY CASH INVESTMENTS (Cost $472,194)		472,222
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $142,141,838)		147,666,039
OTHER ASSETS AND LIABILITIES — (0.1)%		(164,356)
TOTAL NET ASSETS — 100.0%		$147,501,683

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	130,974,295	—
Zero-Coupon U.S. Government Agency Securities	—	16,219,522	—
Temporary Cash Investments	222	472,000	—
	222	147,665,817	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Zero Coupon 2025 Fund
December 31, 2018

Zero Coupon 2025 - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 87.6%
REFCORP STRIPS - COUPON, 0.00%, 4/15/24	385,000	332,500
REFCORP STRIPS - COUPON, 0.00%, 1/15/25	8,445,000	7,096,274
REFCORP STRIPS - COUPON, 0.00%, 4/15/25	18,013,000	15,029,283
STRIPS - COUPON, 0.00%, 11/15/25	59,200,000	49,384,038
REFCORP STRIPS - COUPON, 0.00%, 1/15/26	17,500,000	14,230,148
REFCORP STRIPS - COUPON, 0.00%, 4/15/26	25,000,000	20,105,873
REFCORP STRIPS - COUPON, 0.00%, 7/15/26	7,000,000	5,605,760
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $96,103,068)		111,783,876
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 11.9%
FNMA STRIPS - COUPON, MTN, 0.00%, 4/8/24	10,000	8,610
TVA STRIPS - COUPON, 0.00%, 5/1/24	1,000,000	855,359
FHLMC STRIPS - COUPON, 0.00%, 9/15/24	42,000	35,552
FNMA STRIPS - COUPON, 0.00%, 8/7/25	1,838,000	1,508,168
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	1,645,000	1,345,036
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	7,162,000	5,856,016
TVA STRIPS - PRINCIPAL, 0.00%, 11/1/25	6,000,000	4,885,742
FNMA STRIPS - COUPON, 0.00%, 1/15/26	841,000	677,214
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,197,834)		15,171,697
TEMPORARY CASH INVESTMENTS — 0.5%
Federal Home Loan Bank Discount Notes, 2.19%, 1/2/19(2)	635,000	635,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	881	881
TOTAL TEMPORARY CASH INVESTMENTS (Cost $635,843)		635,881
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $109,936,745)		127,591,454
OTHER ASSETS AND LIABILITIES†		12,220
TOTAL NET ASSETS — 100.0%		$127,603,674

NOTES TO SCHEDULE OF INVESTMENTS
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

†	Category is less than 0.05% of total net assets.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	111,783,876	—
Zero-Coupon U.S. Government Agency Securities	—	15,171,697	—
Temporary Cash Investments	881	635,000	—
	881	127,590,573	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2019